Note 15 - Commitments - Leases Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finance lease cost, Amortization of right-of-use asset	$ 360
Finance lease cost, Interest Expense	132
Finance lease cost, Other	57
Operating lease cost	245
Total lease cost	$ 794